JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
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© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Aerospace & Defense — 1.1%
BWX Technologies, Inc.	43,004	4,278,468
Curtiss-Wright Corp.	17,953	5,290,749
Hexcel Corp.	39,058	2,586,030
Leonardo DRS, Inc. *	34,187	964,073
Loar Holdings, Inc. *	5,946	371,625
Spirit AeroSystems Holdings, Inc., Class A *	54,196	1,964,605
Woodward, Inc.	26,621	4,152,610
		19,608,160
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	54,652	4,866,761
GXO Logistics, Inc. *	55,788	3,123,012
		7,989,773
Automobile Components — 1.0%
Adient plc *	42,169	1,086,273
Autoliv, Inc. (Sweden)	32,575	3,294,636
BorgWarner, Inc.	106,853	3,772,979
Gentex Corp.	109,721	3,407,934
Goodyear Tire & Rubber Co. (The) *	133,113	1,557,422
Lear Corp.	26,686	3,256,760
Visteon Corp. *	13,056	1,508,490
		17,884,494
Automobiles — 0.7%
Harley-Davidson, Inc.	63,271	2,372,663
Lucid Group, Inc. * (a)	404,930	1,425,354
Rivian Automotive, Inc., Class A * (a)	337,703	5,541,706
Thor Industries, Inc.	24,059	2,553,622
		11,893,345
Banks — 4.4%
Bank OZK	50,558	2,370,665
BOK Financial Corp.	10,773	1,107,895
Cadence Bank	84,722	2,784,812
Columbia Banking System, Inc.	97,525	2,551,254
Comerica, Inc.	61,909	3,393,232
Commerce Bancshares, Inc.	59,731	3,865,193
Cullen/Frost Bankers, Inc.	28,289	3,311,510
First Financial Bankshares, Inc. (a)	66,996	2,576,666
First Horizon Corp.	254,416	4,256,380
FNB Corp.	167,949	2,576,338
Glacier Bancorp, Inc.	53,338	2,384,742
Hancock Whitney Corp.	40,445	2,213,555
Home BancShares, Inc.	91,401	2,589,390
Old National Bancorp	149,593	2,994,852
Pinnacle Financial Partners, Inc.	36,114	3,478,500
Popular, Inc. (Puerto Rico)	33,228	3,410,190
Prosperity Bancshares, Inc.	44,570	3,232,216
SouthState Corp.	35,673	3,530,557

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
Synovus Financial Corp.	68,654	3,209,575
TFS Financial Corp.	24,791	336,166
UMB Financial Corp.	21,574	2,200,979
United Bankshares, Inc.	62,837	2,446,244
Valley National Bancorp	204,424	1,717,162
Webster Financial Corp.	80,763	4,007,460
Western Alliance Bancorp	51,342	4,130,977
Wintrust Financial Corp.	28,748	3,110,534
Zions Bancorp NA	69,549	3,593,597
		77,380,641
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A *	4,441	1,244,412
Celsius Holdings, Inc. *	74,884	3,506,818
Coca-Cola Consolidated, Inc.	2,272	2,603,462
National Beverage Corp.	11,549	563,476
		7,918,168
Biotechnology — 3.5%
ACADIA Pharmaceuticals, Inc. *	57,073	1,085,528
Alkermes plc *	79,283	2,166,012
Amicus Therapeutics, Inc. *	124,005	1,278,492
Apellis Pharmaceuticals, Inc. *	38,228	1,513,829
Arrowhead Pharmaceuticals, Inc. *	55,359	1,581,053
Blueprint Medicines Corp. *	29,102	3,151,747
Cerevel Therapeutics Holdings, Inc. *	36,167	1,626,068
CRISPR Therapeutics AG (Switzerland) * (a)	39,929	2,287,532
Cytokinetics, Inc. * (a)	50,280	2,967,023
Exelixis, Inc. *	136,064	3,190,701
Halozyme Therapeutics, Inc. *	59,809	3,305,045
Immunovant, Inc. *	29,261	850,617
Ionis Pharmaceuticals, Inc. *	64,078	3,169,298
Madrigal Pharmaceuticals, Inc. *	7,469	2,126,126
Natera, Inc. *	57,441	5,881,384
REVOLUTION Medicines, Inc. *	65,569	2,992,569
Roivant Sciences Ltd. *	183,787	1,994,089
Sarepta Therapeutics, Inc. *	42,863	6,096,833
Ultragenyx Pharmaceutical, Inc. *	40,679	1,831,369
United Therapeutics Corp. *	17,969	5,629,508
Vaxcyte, Inc. *	46,369	3,658,050
Viking Therapeutics, Inc. *	48,810	2,782,170
		61,165,043
Broadline Retail — 0.5%
Dillard's, Inc., Class A	1,947	776,055
Etsy, Inc. *	54,895	3,575,860
Macy's, Inc.	128,795	2,225,578
Ollie's Bargain Outlet Holdings, Inc. *	28,996	2,831,169
		9,408,662

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Building Products — 2.7%
A O Smith Corp.	56,816	4,831,633
AAON, Inc.	32,058	2,838,095
Advanced Drainage Systems, Inc.	33,203	5,878,259
Armstrong World Industries, Inc.	20,740	2,725,236
AZEK Co., Inc. (The) *	68,459	3,073,124
Carlisle Cos., Inc.	22,392	9,372,843
Fortune Brands Innovations, Inc.	59,196	4,783,629
Simpson Manufacturing Co., Inc.	20,054	3,852,173
Trex Co., Inc. *	50,981	4,263,541
UFP Industries, Inc.	28,989	3,824,519
Zurn Elkay Water Solutions Corp. (a)	68,609	2,227,048
		47,670,100
Capital Markets — 3.4%
Affiliated Managers Group, Inc.	15,176	2,816,969
Blue Owl Capital, Inc.	212,758	4,057,295
Cohen & Steers, Inc. (a)	12,362	1,060,907
Evercore, Inc., Class A	17,068	4,273,657
Federated Hermes, Inc.	39,386	1,352,121
Freedom Holding Corp. (Kazakhstan) * (a)	8,111	682,541
Houlihan Lokey, Inc.	24,633	3,701,108
Interactive Brokers Group, Inc., Class A	50,037	5,967,913
Invesco Ltd.	153,119	2,642,834
Janus Henderson Group plc	60,763	2,262,207
Jefferies Financial Group, Inc.	76,515	4,473,832
MarketAxess Holdings, Inc.	17,777	3,973,693
Morningstar, Inc.	12,494	3,968,719
Robinhood Markets, Inc., Class A *	241,048	4,958,357
SEI Investments Co.	52,923	3,590,296
Stifel Financial Corp.	47,115	4,177,687
Tradeweb Markets, Inc., Class A	54,534	6,090,357
		60,050,493
Chemicals — 2.4%
Arcadium Lithium plc (Jersey) *	503,140	1,599,985
Ashland, Inc.	22,023	2,128,523
Avient Corp.	42,796	1,936,091
Axalta Coating Systems Ltd. *	97,005	3,458,228
Balchem Corp.	15,136	2,686,035
Cabot Corp.	25,887	2,596,207
Chemours Co. (The)	69,755	1,685,978
Element Solutions, Inc.	106,224	2,862,737
FMC Corp.	58,569	3,418,087
HB Fuller Co.	25,361	2,186,118
Huntsman Corp.	77,967	1,865,750
NewMarket Corp.	3,374	1,892,375
Olin Corp.	56,063	2,557,034
Quaker Chemical Corp.	6,532	1,186,015
RPM International, Inc.	60,540	7,353,189

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Scotts Miracle-Gro Co. (The)	20,085	1,578,681
Sensient Technologies Corp.	19,834	1,548,044
		42,539,077
Commercial Services & Supplies — 1.1%
Casella Waste Systems, Inc., Class A *	26,729	2,768,055
Clean Harbors, Inc. *	23,967	5,721,642
MSA Safety, Inc.	17,456	3,293,075
Stericycle, Inc. *	43,436	2,543,178
Tetra Tech, Inc.	24,947	5,319,698
		19,645,648
Communications Equipment — 0.3%
Ciena Corp. *	67,613	3,565,910
Lumentum Holdings, Inc. *	31,391	1,625,426
		5,191,336
Construction & Engineering — 2.3%
AECOM	63,904	5,790,342
API Group Corp. *	87,995	3,334,131
Arcosa, Inc.	22,799	2,118,255
Comfort Systems USA, Inc.	16,766	5,573,354
EMCOR Group, Inc.	22,129	8,308,112
Fluor Corp. *	79,824	3,839,534
MasTec, Inc. *	28,773	3,165,893
MDU Resources Group, Inc.	87,744	2,363,823
Valmont Industries, Inc.	9,281	2,769,079
WillScot Holdings Corp. *	90,143	3,695,863
		40,958,386
Construction Materials — 0.4%
Eagle Materials, Inc.	16,029	4,364,697
Summit Materials, Inc., Class A *	55,879	2,334,624
		6,699,321
Consumer Finance — 1.0%
Ally Financial, Inc.	127,272	5,728,513
Credit Acceptance Corp. * (a)	2,775	1,595,347
FirstCash Holdings, Inc.	18,630	2,079,108
OneMain Holdings, Inc.	52,962	2,767,794
SLM Corp.	102,940	2,335,709
SoFi Technologies, Inc. * (a)	488,364	3,682,265
		18,188,736
Consumer Staples Distribution & Retail — 1.7%
BJ's Wholesale Club Holdings, Inc. *	57,786	5,082,857
Casey's General Stores, Inc.	17,513	6,792,242
Maplebear, Inc. *	68,703	2,369,566
Performance Food Group Co. *	72,975	5,035,275

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Sprouts Farmers Market, Inc. *	47,170	4,711,811
US Foods Holding Corp. *	107,900	5,868,681
		29,860,432
Containers & Packaging — 1.2%
AptarGroup, Inc.	30,851	4,534,480
Berry Global Group, Inc.	54,331	3,570,633
Graphic Packaging Holding Co.	143,534	4,320,373
Greif, Inc., Class A	12,047	803,294
Sealed Air Corp.	67,739	2,577,469
Silgan Holdings, Inc.	38,674	1,989,004
Sonoco Products Co.	45,894	2,474,605
		20,269,858
Diversified Consumer Services — 1.1%
ADT, Inc.	140,870	1,095,969
Bright Horizons Family Solutions, Inc. *	26,966	3,242,661
Duolingo, Inc. *	17,222	2,961,151
Grand Canyon Education, Inc. *	13,199	2,058,384
H&R Block, Inc.	65,503	3,795,244
Service Corp. International	68,457	5,470,399
		18,623,808
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc.	82,463	2,440,080
Diversified Telecommunication Services — 0.5%
Cogent Communications Holdings, Inc.	20,562	1,451,471
Frontier Communications Parent, Inc. *	85,702	2,511,069
Iridium Communications, Inc.	52,207	1,498,341
Liberty Global Ltd., Class A (Belgium) *	77,906	1,518,388
Liberty Global Ltd., Class C (Belgium) *	78,881	1,586,297
		8,565,566
Electric Utilities — 1.0%
ALLETE, Inc.	27,037	1,743,887
IDACORP, Inc.	23,785	2,324,984
OGE Energy Corp.	94,215	3,652,716
Otter Tail Corp.	19,444	1,884,512
Pinnacle West Capital Corp.	53,342	4,565,542
PNM Resources, Inc.	42,430	1,764,239
Portland General Electric Co.	48,417	2,293,997
		18,229,877
Electrical Equipment — 1.7%
Acuity Brands, Inc.	14,528	3,651,613
Atkore, Inc.	17,198	2,321,730
Bloom Energy Corp., Class A * (a)	94,794	1,283,511
EnerSys	18,946	2,082,734
Generac Holdings, Inc. *	28,399	4,421,156
NEXTracker, Inc., Class A *	59,862	2,941,619

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electrical Equipment — continued
nVent Electric plc	77,654	5,640,010
Regal Rexnord Corp.	31,148	5,004,860
Sensata Technologies Holding plc	70,983	2,767,627
		30,114,860
Electronic Equipment, Instruments & Components — 2.8%
Advanced Energy Industries, Inc.	17,537	2,040,781
Arrow Electronics, Inc. *	24,989	3,090,889
Avnet, Inc.	42,479	2,283,671
Badger Meter, Inc.	13,777	2,840,266
Belden, Inc.	19,096	1,770,008
Cognex Corp.	76,926	3,817,068
Coherent Corp. *	70,473	4,910,559
Fabrinet (Thailand) *	17,073	3,765,621
Insight Enterprises, Inc. * (a)	13,086	2,937,807
IPG Photonics Corp. *	14,340	1,152,936
Jabil, Inc.	55,594	6,263,776
Littelfuse, Inc.	11,702	3,125,721
Novanta, Inc. *	16,760	3,036,577
Sanmina Corp. *	26,033	1,961,066
TD SYNNEX Corp.	23,179	2,762,241
Vontier Corp.	72,450	2,842,214
		48,601,201
Energy Equipment & Services — 1.1%
ChampionX Corp.	89,215	3,056,506
Helmerich & Payne, Inc.	46,302	1,871,527
NOV, Inc.	184,747	3,846,433
Patterson-UTI Energy, Inc.	175,463	1,928,338
Transocean Ltd. * (a)	342,736	1,984,442
Valaris Ltd. *	29,421	2,312,196
Weatherford International plc *	34,377	4,051,673
		19,051,115
Entertainment — 0.8%
Endeavor Group Holdings, Inc., Class A (a)	87,066	2,387,350
Madison Square Garden Sports Corp. *	7,931	1,589,451
Playtika Holding Corp.	33,170	253,087
Roku, Inc. *	56,442	3,285,489
TKO Group Holdings, Inc.	33,174	3,627,577
Warner Music Group Corp., Class A	63,276	1,898,913
		13,041,867
Financial Services — 2.2%
Affirm Holdings, Inc. *	107,239	3,033,791
Enact Holdings, Inc.	13,762	468,321
Essent Group Ltd.	50,119	3,149,478
Euronet Worldwide, Inc. *	20,350	2,075,497
Flywire Corp. *	45,204	827,685
Jackson Financial, Inc., Class A	32,546	2,866,001

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
MGIC Investment Corp.	124,901	3,102,541
Mr. Cooper Group, Inc. *	28,527	2,564,007
PennyMac Financial Services, Inc.	13,126	1,287,923
Radian Group, Inc.	71,055	2,636,141
Remitly Global, Inc. *	67,997	898,240
Shift4 Payments, Inc., Class A * (a)	27,951	1,922,749
Toast, Inc., Class A * (a)	192,563	5,037,448
Voya Financial, Inc.	47,228	3,434,892
Western Union Co. (The)	158,834	1,888,536
WEX, Inc. *	19,690	3,612,131
		38,805,381
Food Products — 1.1%
Darling Ingredients, Inc. *	74,818	2,972,519
Flowers Foods, Inc.	94,047	2,117,939
Freshpet, Inc. *	21,257	2,586,977
Ingredion, Inc.	30,605	3,806,344
J & J Snack Foods Corp.	7,096	1,197,095
Lancaster Colony Corp.	9,566	1,846,812
Pilgrim's Pride Corp. *	19,493	803,696
Post Holdings, Inc. *	25,536	2,792,617
Seaboard Corp.	120	389,749
Simply Good Foods Co. (The) *	42,262	1,433,527
		19,947,275
Gas Utilities — 0.7%
National Fuel Gas Co.	43,110	2,525,815
New Jersey Resources Corp.	46,402	2,169,294
ONE Gas, Inc.	24,507	1,706,422
Southwest Gas Holdings, Inc.	26,039	1,931,052
Spire, Inc.	26,947	1,794,401
UGI Corp.	98,539	2,441,796
		12,568,780
Ground Transportation — 1.6%
Avis Budget Group, Inc.	8,317	840,100
Knight-Swift Transportation Holdings, Inc.	70,822	3,854,842
Landstar System, Inc.	16,875	3,210,469
Lyft, Inc., Class A *	163,340	1,968,247
Ryder System, Inc.	20,514	2,875,242
Saia, Inc. *	12,463	5,207,665
U-Haul Holding Co. * (a)	3,579	239,041
U-Haul Holding Co.	47,234	3,010,223
XPO, Inc. *	54,499	6,261,390
		27,467,219
Health Care Equipment & Supplies — 1.8%
Dentsply Sirona, Inc.	97,376	2,642,785
Enovis Corp. *	24,654	1,174,517
Envista Holdings Corp. *	80,547	1,374,937

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Globus Medical, Inc., Class A *	52,926	3,808,555
Haemonetics Corp. *	23,822	2,145,171
Inspire Medical Systems, Inc. *	13,860	1,954,953
iRhythm Technologies, Inc. *	14,514	1,251,832
Lantheus Holdings, Inc. *	32,116	3,366,720
Masimo Corp. *	20,979	2,244,333
Merit Medical Systems, Inc. *	27,138	2,314,600
Neogen Corp. *	101,651	1,731,117
Penumbra, Inc. *	17,484	2,921,402
QuidelOrtho Corp. *	23,730	932,352
Solventum Corp. *	65,075	3,831,616
		31,694,890
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc. *	42,944	2,784,918
Chemed Corp.	7,056	4,023,049
CorVel Corp. *	4,386	1,345,625
DaVita, Inc. *	23,515	3,212,619
Encompass Health Corp.	46,917	4,360,466
Ensign Group, Inc. (The)	26,528	3,733,816
HealthEquity, Inc. *	40,198	3,154,739
Henry Schein, Inc. *	59,994	4,315,968
Option Care Health, Inc. *	81,681	2,425,109
Premier, Inc., Class A	49,208	1,032,384
Progyny, Inc. *	39,446	1,112,377
R1 RCM, Inc. *	73,116	941,734
Select Medical Holdings Corp.	47,955	1,906,691
Surgery Partners, Inc. *	35,760	1,085,674
Tenet Healthcare Corp. *	45,490	6,809,853
		42,245,022
Health Care REITs — 0.5%
Healthcare Realty Trust, Inc.	178,804	3,163,043
Medical Properties Trust, Inc. (a)	281,486	1,353,948
Omega Healthcare Investors, Inc.	115,014	4,186,509
		8,703,500
Health Care Technology — 0.2%
Doximity, Inc., Class A *	58,142	1,627,976
Evolent Health, Inc., Class A *	53,950	1,258,114
		2,886,090
Hotel & Resort REITs — 0.3%
Apple Hospitality REIT, Inc.	106,338	1,572,739
Ryman Hospitality Properties, Inc.	27,412	2,755,180
		4,327,919
Hotels, Restaurants & Leisure — 3.8%
Aramark	121,414	4,160,858
Boyd Gaming Corp.	32,089	1,953,257

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Caesars Entertainment, Inc. *	97,411	3,891,570
Cava Group, Inc. *	33,241	2,799,557
Choice Hotels International, Inc. (a)	13,140	1,674,693
Churchill Downs, Inc.	33,090	4,750,400
DraftKings, Inc., Class A *	223,941	8,274,620
Hilton Grand Vacations, Inc. *	35,333	1,526,739
Hyatt Hotels Corp., Class A	20,713	3,051,646
Life Time Group Holdings, Inc. *	27,866	578,777
Light & Wonder, Inc. *	42,315	4,536,168
Marriott Vacations Worldwide Corp.	14,401	1,218,037
Norwegian Cruise Line Holdings Ltd. *	199,719	3,680,821
Penn Entertainment, Inc. *	63,655	1,271,190
Planet Fitness, Inc., Class A *	40,805	3,007,329
Texas Roadhouse, Inc.	31,384	5,479,960
Travel + Leisure Co.	32,886	1,515,716
United Parks & Resorts, Inc. *	16,922	890,943
Vail Resorts, Inc.	17,810	3,241,598
Wendy's Co. (The)	76,940	1,302,594
Wingstop, Inc.	13,836	5,173,004
Wyndham Hotels & Resorts, Inc.	37,524	2,841,317
		66,820,794
Household Durables — 2.4%
Installed Building Products, Inc.	11,212	3,031,164
KB Home	31,461	2,708,163
Meritage Homes Corp.	17,078	3,464,614
Mohawk Industries, Inc. *	25,013	4,028,844
Newell Brands, Inc.	184,707	1,586,633
Skyline Champion Corp. *	26,778	2,182,675
Taylor Morrison Home Corp. *	46,816	3,140,417
Tempur Sealy International, Inc.	79,984	4,187,162
Toll Brothers, Inc.	48,433	6,911,873
TopBuild Corp. *	14,932	7,145,559
Whirlpool Corp.	25,751	2,625,830
Worthington Enterprises, Inc.	15,113	754,290
		41,767,224
Household Products — 0.0% ^
Reynolds Consumer Products, Inc.	25,586	711,803
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc.	15,729	387,405
Clearway Energy, Inc., Class C	38,717	1,032,970
Ormat Technologies, Inc.	25,154	1,952,956
		3,373,331
Industrial REITs — 1.3%
Americold Realty Trust, Inc.	122,831	3,671,419
EastGroup Properties, Inc.	22,579	4,222,047
First Industrial Realty Trust, Inc.	58,675	3,210,696

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Industrial REITs — continued
Rexford Industrial Realty, Inc.	95,392	4,780,093
STAG Industrial, Inc.	85,410	3,485,582
Terreno Realty Corp.	44,345	3,033,641
		22,403,478
Insurance — 3.7%
Assurant, Inc.	24,447	4,275,047
Assured Guaranty Ltd.	24,771	2,040,387
Axis Capital Holdings Ltd.	36,770	2,785,327
Brighthouse Financial, Inc. *	29,282	1,460,293
Enstar Group Ltd. *	5,404	1,753,058
Erie Indemnity Co., Class A	11,842	5,224,098
First American Financial Corp.	48,196	2,919,714
Globe Life, Inc.	43,360	4,021,206
Hanover Insurance Group, Inc. (The)	16,755	2,303,645
Kemper Corp.	28,880	1,850,053
Kinsale Capital Group, Inc.	10,399	4,753,071
Lincoln National Corp.	79,250	2,639,025
Old Republic International Corp.	118,919	4,116,976
Primerica, Inc.	16,154	4,067,093
RenaissanceRe Holdings Ltd. (Bermuda)	24,225	5,618,020
RLI Corp.	19,208	2,892,533
Ryan Specialty Holdings, Inc.	46,633	2,872,126
Selective Insurance Group, Inc.	28,472	2,571,591
Unum Group	82,761	4,761,240
White Mountains Insurance Group Ltd.	1,195	2,134,270
		65,058,773
Interactive Media & Services — 0.5%
IAC, Inc. *	35,854	1,893,450
Match Group, Inc. *	124,687	4,755,562
Trump Media & Technology Group Corp. * (a)	20,198	580,490
ZoomInfo Technologies, Inc. *	132,622	1,506,586
		8,736,088
IT Services — 0.4%
ASGN, Inc. *	21,483	2,033,796
DXC Technology Co. *	83,789	1,704,268
Kyndryl Holdings, Inc. *	107,190	2,880,195
		6,618,259
Leisure Products — 0.9%
Acushnet Holdings Corp.	13,879	1,007,338
Brunswick Corp.	31,720	2,583,594
Hasbro, Inc.	61,684	3,976,151
Mattel, Inc. *	161,521	3,115,740
Polaris, Inc.	25,103	2,090,578
Topgolf Callaway Brands Corp. *	67,875	1,119,937
YETI Holdings, Inc. *	40,052	1,656,150
		15,549,488

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Life Sciences Tools & Services — 1.1%
10X Genomics, Inc., Class A *	49,550	1,024,198
Azenta, Inc. *	23,045	1,435,473
Bio-Rad Laboratories, Inc., Class A *	9,760	3,302,394
Bruker Corp.	44,438	3,044,447
Medpace Holdings, Inc. *	11,821	4,521,769
Repligen Corp. * (a)	24,583	4,113,965
Sotera Health Co. *	60,357	837,152
		18,279,398
Machinery — 4.9%
AGCO Corp.	29,412	2,777,081
Allison Transmission Holdings, Inc.	41,108	3,641,758
Chart Industries, Inc. * (a)	20,090	3,236,097
Crane Co.	22,904	3,674,260
Donaldson Co., Inc.	56,667	4,239,825
Esab Corp.	26,622	2,704,795
Federal Signal Corp.	28,632	2,862,341
Flowserve Corp.	61,659	3,116,863
Franklin Electric Co., Inc.	18,878	2,012,772
Gates Industrial Corp. plc *	87,788	1,631,979
Graco, Inc.	79,239	6,739,277
Hillenbrand, Inc.	32,792	1,450,390
ITT, Inc.	38,542	5,452,151
John Bean Technologies Corp.	14,932	1,469,010
Lincoln Electric Holdings, Inc.	26,880	5,521,421
Middleby Corp. (The) *	25,164	3,411,735
Mueller Industries, Inc.	51,637	3,663,129
Nordson Corp.	24,057	6,022,189
Oshkosh Corp.	30,524	3,316,433
RBC Bearings, Inc. *	13,449	3,911,507
SPX Technologies, Inc. *	21,660	3,195,716
Terex Corp.	31,468	1,990,666
Timken Co. (The)	31,627	2,749,968
Toro Co. (The)	48,799	4,671,528
Watts Water Technologies, Inc., Class A	12,835	2,663,519
		86,126,410
Marine Transportation — 0.2%
Kirby Corp. *	27,342	3,359,785
Media — 0.9%
Liberty Broadband Corp., Class A *	7,986	528,833
Liberty Broadband Corp., Class C *	51,034	3,439,181
Liberty Media Corp-Liberty SiriusXM *	71,904	1,618,559
Liberty Media Corp-Liberty SiriusXM, Class A *	28,019	633,790
New York Times Co. (The), Class A	73,275	3,926,807
Nexstar Media Group, Inc.	14,581	2,694,423
Paramount Global, Class B (a)	264,044	3,015,383
		15,856,976

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — 1.9%
Alcoa Corp.	115,457	3,814,699
ATI, Inc. *	58,479	3,959,613
Cleveland-Cliffs, Inc. *	222,768	3,419,489
Commercial Metals Co.	53,994	3,245,039
Hecla Mining Co.	276,565	1,598,546
MP Materials Corp. * (a)	44,768	605,263
Reliance, Inc.	27,007	8,225,252
Royal Gold, Inc.	30,901	4,268,046
United States Steel Corp. (a)	104,707	4,302,411
		33,438,358
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp.	340,236	3,405,763
Blackstone Mortgage Trust, Inc., Class A (a)	77,239	1,378,716
Rithm Capital Corp.	227,302	2,638,976
Starwood Property Trust, Inc. (a)	139,385	2,780,731
		10,204,186
Multi-Utilities — 0.3%
Avista Corp.	36,670	1,436,731
Black Hills Corp.	32,394	1,912,866
Northwestern Energy Group, Inc.	27,051	1,454,532
		4,804,129
Office REITs — 0.2%
Cousins Properties, Inc.	66,254	1,822,647
Kilroy Realty Corp.	54,212	2,004,218
		3,826,865
Oil, Gas & Consumable Fuels — 3.3%
Antero Midstream Corp.	159,539	2,290,980
Antero Resources Corp. *	138,016	4,005,224
California Resources Corp.	32,052	1,648,755
Chesapeake Energy Corp. (a)	49,449	3,774,442
Chord Energy Corp.	28,869	4,955,653
Civitas Resources, Inc.	34,192	2,385,234
Comstock Resources, Inc.	41,097	389,189
DT Midstream, Inc.	45,569	3,434,080
HF Sinclair Corp.	78,181	4,023,976
Magnolia Oil & Gas Corp., Class A (a)	81,106	2,209,327
Matador Resources Co.	55,586	3,417,427
Murphy Oil Corp.	71,628	2,963,967
New Fortress Energy, Inc. (a)	42,340	835,792
Ovintiv, Inc.	124,960	5,803,142
PBF Energy, Inc., Class A	48,577	1,979,513
Peabody Energy Corp.	56,158	1,247,269
Permian Resources Corp.	241,182	3,699,732
Range Resources Corp.	112,714	3,520,058

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
SM Energy Co.	53,788	2,485,006
Southwestern Energy Co. *	517,091	3,335,230
		58,403,996
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	30,157	2,960,211
Passenger Airlines — 0.3%
Alaska Air Group, Inc. *	60,236	2,260,657
American Airlines Group, Inc. *	285,597	3,038,752
		5,299,409
Personal Care Products — 0.6%
BellRing Brands, Inc. *	61,291	3,143,002
Coty, Inc., Class A *	179,621	1,787,229
elf Beauty, Inc. *	24,927	4,301,902
Inter Parfums, Inc.	8,499	1,195,639
		10,427,772
Pharmaceuticals — 1.3%
Axsome Therapeutics, Inc. *	18,520	1,616,981
Catalent, Inc. *	84,630	5,021,944
Elanco Animal Health, Inc. *	231,348	3,016,778
Intra-Cellular Therapies, Inc. *	45,886	3,612,146
Jazz Pharmaceuticals plc *	29,555	3,258,439
Organon & Co.	120,116	2,625,736
Perrigo Co. plc	63,678	1,800,177
Prestige Consumer Healthcare, Inc. *	23,271	1,647,819
		22,600,020
Professional Services — 2.6%
Alight, Inc., Class A *	195,197	1,477,641
CACI International, Inc., Class A *	10,459	4,826,619
Clarivate plc *	152,718	1,029,319
Concentrix Corp. (a)	20,519	1,446,590
Dun & Bradstreet Holdings, Inc.	126,163	1,372,654
ExlService Holdings, Inc. *	76,181	2,686,142
Exponent, Inc.	23,764	2,520,885
FTI Consulting, Inc. *	16,654	3,630,072
Genpact Ltd.	72,791	2,523,664
Insperity, Inc.	16,898	1,735,763
KBR, Inc.	63,252	4,211,951
ManpowerGroup, Inc.	22,577	1,728,947
Maximus, Inc.	28,693	2,665,293
Parsons Corp. *	22,090	2,018,363
Paycor HCM, Inc. *	38,093	472,734
Paylocity Holding Corp. *	20,532	3,081,237
Robert Half, Inc.	49,165	3,155,901

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Professional Services — continued
Science Applications International Corp.	23,997	2,985,227
TriNet Group, Inc.	14,992	1,562,916
		45,131,918
Real Estate Management & Development — 0.4%
Howard Hughes Holdings, Inc. *	14,652	1,086,739
Jones Lang LaSalle, Inc. *	22,289	5,592,310
		6,679,049
Residential REITs — 0.4%
American Homes 4 Rent, Class A	150,688	5,438,330
Independence Realty Trust, Inc.	105,492	1,967,426
		7,405,756
Retail REITs — 1.1%
Agree Realty Corp.	44,353	3,059,027
Brixmor Property Group, Inc.	141,117	3,594,250
Federal Realty Investment Trust	39,021	4,356,695
Kite Realty Group Trust	103,096	2,542,347
NNN REIT, Inc.	85,734	3,848,599
Phillips Edison & Co., Inc.	57,519	2,018,917
		19,419,835
Semiconductors & Semiconductor Equipment — 2.2%
Allegro MicroSystems, Inc. (Japan) *	37,936	911,981
Amkor Technology, Inc.	55,493	1,812,401
Astera Labs, Inc. * (a)	11,775	516,216
Axcelis Technologies, Inc. *	15,250	1,926,838
Cirrus Logic, Inc. *	25,329	3,304,928
Diodes, Inc. *	21,522	1,683,020
Lattice Semiconductor Corp. *	64,669	3,427,457
MACOM Technology Solutions Holdings, Inc. *	26,830	2,707,684
MKS Instruments, Inc.	27,244	3,430,020
Onto Innovation, Inc. *	23,088	4,416,734
Power Integrations, Inc.	26,505	1,935,925
Rambus, Inc. *	50,471	2,596,228
Silicon Laboratories, Inc. *	14,874	1,786,814
SolarEdge Technologies, Inc. * (a)	26,723	771,226
Synaptics, Inc. *	18,365	1,603,632
Universal Display Corp.	22,210	4,944,390
Wolfspeed, Inc. * (a)	55,238	1,041,236
		38,816,730
Software — 5.7%
Altair Engineering, Inc., Class A *	26,681	2,357,533
AppLovin Corp., Class A *	98,184	7,569,986
Bill Holdings, Inc. *	46,150	2,305,654
Blackbaud, Inc. *	19,792	1,571,089
BlackLine, Inc. *	23,864	1,134,017
Box, Inc., Class A *	68,142	1,916,153

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
CCC Intelligent Solutions Holdings, Inc. *	152,644	1,566,128
Confluent, Inc., Class A *	107,491	2,689,425
Dolby Laboratories, Inc., Class A	27,732	2,184,172
DoubleVerify Holdings, Inc. *	68,205	1,440,490
Dropbox, Inc., Class A *	112,207	2,683,992
Elastic NV *	40,187	4,407,308
Envestnet, Inc. *	24,759	1,534,563
Five9, Inc. *	34,539	1,538,713
Gitlab, Inc., Class A *	54,570	2,795,621
Guidewire Software, Inc. *	39,155	5,875,991
Informatica, Inc., Class A *	62,278	1,490,935
Instructure Holdings, Inc. *	9,801	228,951
Manhattan Associates, Inc. *	28,844	7,366,181
MicroStrategy, Inc., Class A * (a)	7,196	11,617,510
Nutanix, Inc., Class A *	114,389	5,777,788
Pegasystems, Inc.	19,439	1,355,287
PowerSchool Holdings, Inc., Class A *	26,315	593,666
Procore Technologies, Inc. *	40,473	2,874,797
Qualys, Inc. *	17,304	2,580,719
Samsara, Inc., Class A *	91,919	3,518,659
SentinelOne, Inc., Class A *	126,972	2,907,659
Smartsheet, Inc., Class A *	64,692	3,102,628
SPS Commerce, Inc. *	17,159	3,696,392
Tenable Holdings, Inc. *	55,856	2,564,908
Teradata Corp. *	45,260	1,467,329
UiPath, Inc., Class A *	207,953	2,530,788
Workiva, Inc. *	23,933	1,765,538
		99,010,570
Specialized REITs — 1.3%
CubeSmart	105,351	5,012,600
EPR Properties	35,364	1,591,380
Gaming and Leisure Properties, Inc.	122,619	6,155,474
Lamar Advertising Co., Class A	40,908	4,903,233
National Storage Affiliates Trust (a)	32,442	1,381,056
PotlatchDeltic Corp.	37,183	1,649,438
Rayonier, Inc.	62,990	1,910,487
		22,603,668
Specialty Retail — 4.0%
Abercrombie & Fitch Co., Class A *	23,388	3,449,262
Academy Sports & Outdoors, Inc.	34,535	1,867,307
Advance Auto Parts, Inc.	27,906	1,767,287
Asbury Automotive Group, Inc. *	9,480	2,552,206
AutoNation, Inc. *	12,540	2,391,629
Bath & Body Works, Inc.	104,581	3,843,352
Carvana Co. *	47,585	6,339,749
Dick's Sporting Goods, Inc.	27,228	5,890,778
Five Below, Inc. *	25,671	1,867,308

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Floor & Decor Holdings, Inc., Class A *	49,980	4,898,040
GameStop Corp., Class A * (a)	178,386	4,044,011
Gap, Inc. (The)	105,012	2,465,682
Group 1 Automotive, Inc.	6,346	2,320,859
Lithia Motors, Inc., Class A	12,919	3,569,907
Murphy USA, Inc.	9,414	4,753,317
Penske Automotive Group, Inc.	9,327	1,623,924
RH *	7,028	2,038,682
Signet Jewelers Ltd.	20,692	1,740,818
Valvoline, Inc. *	60,526	2,814,459
Williams-Sonoma, Inc.	57,088	8,830,372
		69,068,949
Technology Hardware, Storage & Peripherals — 0.5%
Pure Storage, Inc., Class A *	144,360	8,651,495
Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd. *	54,615	1,831,787
Columbia Sportswear Co.	15,964	1,304,259
Crocs, Inc. *	28,177	3,786,143
PVH Corp.	26,629	2,715,892
Ralph Lauren Corp.	18,793	3,299,863
Skechers U.S.A., Inc., Class A *	62,843	4,092,964
Tapestry, Inc.	107,701	4,317,733
Under Armour, Inc., Class A *	88,805	618,971
Under Armour, Inc., Class C *	71,342	484,412
VF Corp.	154,758	2,624,696
		25,076,720
Trading Companies & Distributors — 1.9%
Air Lease Corp.	49,093	2,435,995
Applied Industrial Technologies, Inc.	18,178	3,966,258
Beacon Roofing Supply, Inc. *	29,531	3,035,787
Core & Main, Inc., Class A *	85,109	4,550,778
FTAI Aviation Ltd.	46,586	5,192,010
GATX Corp.	16,523	2,304,958
Herc Holdings, Inc.	12,472	1,943,636
MSC Industrial Direct Co., Inc., Class A	20,763	1,846,869
Rush Enterprises, Inc., Class A	28,976	1,478,066
Rush Enterprises, Inc., Class B	3,672	173,612
SiteOne Landscape Supply, Inc. *	20,930	3,070,012
WESCO International, Inc.	20,879	3,652,781
		33,650,762
Water Utilities — 0.4%
American States Water Co.	17,396	1,435,692

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Water Utilities — continued
California Water Service Group	27,066	1,446,948
Essential Utilities, Inc.	117,703	4,784,627
		7,667,267
Total Common Stocks (Cost $1,513,535,168)		1,741,445,595
Short-Term Investments — 4.2%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c) (Cost $9,843,034)	9,843,034	9,843,034
Investment of Cash Collateral from Securities Loaned — 3.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (b) (c)	57,468,558	57,474,305
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	7,241,624	7,241,624
Total Investment of Cash Collateral from Securities Loaned (Cost $64,712,229)		64,715,929
Total Short-Term Investments (Cost $74,555,263)		74,558,963
Total Investments — 103.7% (Cost $1,588,090,431)		1,816,004,558
Liabilities in Excess of Other Assets — (3.7)%		(65,213,522)
NET ASSETS — 100.0%		1,750,791,036

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 is $63,690,107.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2024.
Futures contracts outstanding as of July 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	29	09/20/2024	USD	9,050,610	462,978

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,816,004,558	$—	$—	$1,816,004,558
Appreciation in Other Financial Instruments
Futures Contracts (a)	$462,978	$—	$—	$462,978

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (a) (b)	$139,472,056	$219,000,000	$301,000,000	$(3,950)	$6,199	$57,474,305	57,468,558	$4,114,558	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	15,819,380	163,973,011	172,550,767	—	—	7,241,624	7,241,624	523,949	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	14,241,062	59,444,955	63,842,983	—	—	9,843,034	9,843,034	447,423	—
Total	$169,532,498	$442,417,966	$537,393,750	$(3,950)	$6,199	$74,558,963		$5,085,930	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.